Basis of preparation	6 Months Ended
Jun. 30, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation
Basis of preparation

The interim financial information included in this report has been prepared in accordance with IAS 34 'Interim Financial Reporting'.
The results for the interim periods are unaudited and, in the opinion of management, include all adjustments necessary for a fair presentation of the results for each period. All such adjustments are of a normal recurring nature. This report should be read in conjunction with the consolidated financial statements and related notes for the year ended 31 December 2017 included in BP Annual Report and Form 20-F 2017.
The directors consider it appropriate to adopt the going concern basis of accounting in preparing these interim financial statements.
BP prepares its consolidated financial statements included within BP Annual Report and Form 20-F on the basis of International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), IFRS as adopted by the European Union (EU) and in accordance with the provisions of the UK Companies Act 2006. IFRS as adopted by the EU differs in certain respects from IFRS as issued by the IASB. The differences have no impact on the group’s consolidated financial statements for the periods presented.
The financial information presented herein has been prepared in accordance with the accounting policies expected to be used in preparing BP Annual Report and Form 20-F 2018, which are the same as those used in preparing BP Annual Report and Form 20-F 2017 with the exception of the implementation of IFRS 9 'Financial Instruments' and IFRS 15 'Revenue from Contracts with Customers' from 1 January 2018.
New International Financial Reporting Standards adopted

BP adopted IFRS 9 ‘Financial Instruments’ and IFRS 15 ‘Revenue from Contracts with Customers’ with effect from 1 January 2018. Information on the implementation of new accounting standards is included in BP Annual Report and Form 20-F 2017 - Financial statements - Note 1 Significant accounting policies, judgements, estimates and assumptions - Impact of new International Financial Reporting Standards.
IFRS 9 ‘Financial Instruments’
IFRS 9 provides a single classification and measurement approach for financial assets that reflects the business model in which they are managed and their cash flow characteristics. The group’s financial assets are classified as measured at amortized cost, fair value through profit or loss, or fair value through other comprehensive income. Investments in equity instruments are classified as measured at fair value through profit or loss unless the group elects, on an instrument-by-instrument basis, on initial recognition to recognize fair value gains and losses in other comprehensive income. The adoption of IFRS 9 did not have a significant effect on the group’s accounting policies relating to financial liabilities.
Under IFRS 9, impairments of financial assets classified as measured at amortized cost are recognized on an expected loss basis which incorporates forward-looking information when assessing credit risk. Movements in the expected loss reserve are recognized in profit or loss.
Under IFRS 9, fair value movements on the time value and cross currency basis spreads of certain hedging instruments are initially recognized in equity to the extent that they relate to the hedged item. Previously these were recognized in the income statement. In addition where the gain or loss on cash flow hedging instruments initially reported in other comprehensive income is transferred to the initial carrying amount of a non-financial asset or liability this is no longer presented as a reclassification adjustment. Instead the transfer to the balance sheet is presented in the statement of changes in equity.
The overall impact on transition to IFRS 9, including the impact upon the group's share of equity-accounted entities, was a reduction of $180 million in net assets, net of tax. This adjustment mainly related to an increase in the credit reserve of financial assets in the scope of IFRS 9's impairment requirements. As permitted by IFRS 9 comparatives were not restated. For certain line items in the balance sheet the closing balance at 31 December 2017 and the opening balance at 1 January 2018 therefore differ (as summarized below). Cash and cash equivalents at the beginning of 2018 in the Condensed group cash flow statement and Note 11 (Net debt) are the 1 January 2018 amounts included in the table below.

			Adjustment
	31 December	1 January	on adoption
$ million	2017	2018	of IFRS 9
Non-current
Investments in equity-accounted entities	24,985	24,903	(82)
Loans, trade and other receivables	2,080	2,069	(11)
Deferred tax liabilities	(7,982)	(7,946)	36
Current
Loans, trade and other receivables	25,039	24,927	(112)
Cash and cash equivalents	25,586	25,575	(11)

Net assets	100,404	100,224	(180)

Note 1. Basis of preparation (continued)
IFRS 15 ‘Revenue from Contracts with Customers’
Under IFRS 15, revenue from contracts with customers is recognized as or when the group satisfies a performance obligation by transferring a promised good or service to a customer. A good or service is transferred when the customer obtains control of that good or service. The transfer of control of oil, natural gas, natural gas liquids, LNG, petroleum and chemical products, and other items sold by the group usually coincides with title passing to the customer and the customer taking physical possession. The group principally satisfies its performance obligations at a point in time and the amounts of revenue recognized relating to performance obligations satisfied over time are not significant. The accounting for revenue under IFRS 15 does not, therefore, represent a substantive change from the group’s previous practice for recognizing revenue from sales to customers.
BP elected to apply the ‘modified retrospective’ approach to transition permitted by IFRS 15 under which comparative financial information is not restated. Certain changes in accounting arising from the implementation of IFRS 15 were identified but the standard did not have a material effect on the group's financial statements as at 1 January 2018 and so no transition adjustment was made.The implementation of the standard has also not had a material effect on the group’s results for the first half of 2018 compared to those that would have been reported under the group’s previous accounting policy for revenue.
An analysis of revenue from contracts with customers by product is presented in Note 6. Amounts presented for comparative periods in 2017 include revenues determined in accordance with the group's previous accounting policies relating to revenue. The total amounts presented do not, therefore, represent the revenue from contracts with customers that would have been reported for those periods had IFRS 15 been applied using a fully retrospective approach to transition but the differences are not significant.
Change in significant estimate - decommissioning provision

Decommissioning provision cost estimates are reviewed regularly and the latest review was undertaken in the second quarter. The timing and amount of estimated future expenditures has been re-assessed and discounted to determine the present value. As at 30 June 2018 the present value of the decommissioning provision has been determined by discounting the estimated cash flows expressed in expected future prices, i.e. taking account of expected inflation, at a nominal discount rate (2.5%). Prior to 30 June 2018, the group estimated future cash flows in real terms i.e. at current prices and discounted them using a real discount rate (0.5% as at 31 December 2017).
The impact of the review was a reduction in the provision of $1.5 billion as at 30 June 2018, with a similar reduction in the carrying amount of property, plant and equipment. There was no significant impact on the income statement for the first half of 2018. The impact on the income statement for the second half of 2018 is estimated to be a decrease in depreciation, depletion and amortization of around $80 million and an increase in finance costs of around $120 million.
For further information on the group’s accounting policy on significant estimates and judgements relating to provisions, see BP Annual Report and 20-F 2017 - Financial statements - Note 1 Significant accounting policies, estimates and assumptions.